MORGAN STANLEY SPECIAL VALUE FUND
LETTER TO THE SHAREHOLDERS [|] July 31, 2001


DEAR SHAREHOLDER:

During the 12-month period ended July 31, 2001, the U.S. economy slowed as retail sales flattened, capital spending stalled and unemployment edged upward. The stock market became more volatile and the value of many equities declined, with technology and telecommunications leading the market downward. Earlier fears about inflation were replaced with concerns over weakening asset prices. Late in 2000, preannouncements of earnings disappointments by several prominent technology and financial-services companies resulted in a further deterioration of the overall financial climate. Consumer confidence peaked by mid October, which in turn led to declining retail sales starting in November.

In December, Federal Reserve Board Chairman Alan Greenspan indicated that the central bank was ready to switch to a bias toward easing rates if the economy continued to show weakness. Intent on preventing the economy from dipping into a recession, the Fed followed through on this pledge in January. Since adopting the easing bias, the central bank has cut the federal funds rate by 275 basis points, from 6.50 percent to 3.75 percent.

Thus far, 2001 has been characterized by wide market fluctuations. Fueled primarily by the Fed's first 50-basis-point rate cut, the markets soared in January. After this rally proved short-lived, investor uncertainty and declining consumer confidence dominated the market. Increases in unemployment claims and slowdowns in business and consumer spending contributed to a less-than-optimistic environment. While continuing layoffs pushed the unemployment rate to 4.3 percent in March, stock market declines sent the major indexes to new lows. On the positive side, consumer confidence showed an upturn in May and has remained relatively strong. While growth and technology stocks continued on their downward trend, value stocks managed to outperform the market throughout the fiscal year.

During the fiscal year ended July 31, 2001, the Russell 2000 Index's value component gained 23.75 percent while its growth component lost 23.31 percent, marking a radical shift in leadership within the small-cap market relative to a year ago. This extreme reversal began with investors once again paying attention to relative valuations as the economy slowed, thereby buoying the performance of value over growth issues. Small-cap stocks outperformed large caps during the period, continuing a trend started in 1999, with the Russell 2000 declining 1.71 percent compared to a loss of 14.32 percent for the S&P 500.


PERFORMANCE

For the 12-month period ended July 31, 2001, Morgan Stanley Special Value Fund's Class B shares posted a total return of 31.89 percent, compared to -1.71 percent for the Russell 2000 Index. For the same period, the Fund's Class A, C and D shares posted total returns of 32.91 percent, 31.94 percent and 33.28 percent, respectively. The total return figures given assume the reinvestment of all distributions

MORGAN STANLEY SPECIAL VALUE FUND
LETTER TO THE SHAREHOLDERS [|] July 31, 2001 continued


but do not reflect the deduction of any applicable sales charges. The performance of the Fund's four share classes varies because each has different expenses. The accompanying chart compares the Fund's performance to that of the Russell 2000 Index.

The Fund's outperformance relative to its benchmark during the period under review can be attributed primarily to stock selection. While the average technology holding in the Fund was flat, the average technology stock in the Russell 2000 Index lost 52 percent. In addition, the Fund was substantially underweighted in the technology sector relative to the Index. The Fund's strict valuation methodology led us to sell companies that reached our targets during the fiscal year. Consequently, the Fund ended the fiscal year with a slightly higher cash position than usual. We are looking to reinvest some of this extra cash in compelling ideas at low valuations.


PORTFOLIO STRATEGY

The Fund continues to follow a bottom-up, value-oriented investment strategy that focuses on stock selection rather than sectors. The Fund looks for companies that we believe are underpriced, meaning that they are selling at low values relative to earnings, free cash flow, book value and/or asset value. However, beyond merely investing in attractively priced companies, the portfolio manager seeks to identify catalysts that may lead to better market valuations for these companies.

For more than a year we have been focusing the Fund's investments in small companies that are proactively addressing e-commerce and business-to-business initiatives. In addition, we have taken advantage of the weakness in the market by accumulating technology and telecommunications companies that we consider to have good long-term prospects and represent good values.


LOOKING AHEAD

Given the current economic uncertainty and a market environment that seems to favor stock selection rather than momentum strategies, we believe that small-cap value stocks may continue to perform well. Further, although we cannot guarantee future results, we believe that the Fund's intense fundamental research, as well as our strict adherence to our buy/sell valuation criteria, should contribute positively to the Fund's performance over the long term.

MORGAN STANLEY SPECIAL VALUE FUND
LETTER TO THE SHAREHOLDERS [|] July 31, 2001 continued


We appreciate your ongoing support of Morgan Stanley Special Value Fund and look forward to continuing to serve your investment needs.


Very truly yours,

[GRAPHIC OMITTED]                    [GRAPHIC OMITTED]



Charles A. Fiumefreddo                Mitchell M. Merin
Chairman of the Board                 President

Morgan Stanley Special Value Fund
Fund Performance [|] July 31, 2001

     Date                       Total                 Russell 2000

October 29, 1996               10,000                    10,000
October 31, 1996                9,990                    10,077
January 31, 1997               10,607                    10,982
April 30, 1997                 10,316                    10,238
July 31, 1997                  12,241                    12,417
October 31, 1997               12,833                    13,031
January 31, 1998               12,887                    12,966
April 30, 1998                 14,104                    14,579
July 31, 1998                  12,488                    12,704
October 31, 1998               11,572                    11,489
January 31, 1999               12,070                    13,010
April 30, 1999                 12,204                    13,231
July 31, 1999                  13,005                    13,646
October 31, 1999               12,034                    13,197
January 31, 2000               12,252                    15,319
April 30, 2000                 13,413                    15,668
July 31, 2000                  13,984                    15,525
October 31, 2000               14,567                    15,495
January 31, 2001               16,548                    15,884
April 30, 2001                 16,973                    15,220
July 31, 2001                  18,243 (3)                15,259

                       -- Fund   -- Russell 2000 (4)

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. Performance for Class A, Class C, and Class D shares will vary from the performance of Class B shares shown above due to differences in sales charges and expenses.


                          Average Annual Total Returns
--------------------------------------------------------------------------------


                        CLASS A SHARES*
---------------------------------------------------------------
PERIOD ENDED 7/31/01
---------------------------
1 Year                              32.91%(1)        25.93%(2)
Since Inception (7/28/97)           11.86%(1)        10.36%(2)


                        CLASS B SHARES**
----------------------------------------------------------------
PERIOD ENDED 7/31/01
----------------------------
1 Year                               31.89%(1)        26.89%(2)
Since Inception (10/29/96)           13.74%(1)        13.48%(2)


                        CLASS C SHARES+
---------------------------------------------------------------
PERIOD ENDED 7/31/01
---------------------------
1 Year                              31.94%(1)        30.94%(2)
Since Inception (7/28/97)           11.05%(1)        11.05%(2)


                         CLASS D SHARES++
-----------------------------------------------
PERIOD ENDED 7/31/01
---------------------------
1 Year                              33.28%(1)
Since Inception (7/28/97)           12.11%(1)

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value after the deduction of a 2% sales charge (CDSC), assuming a complete redemption on July 31, 2001.
(4) The Russell 2000 Index is a capitalization-weighted index, which is comprised of 2000 of the smallest stocks included in the Russell 3000 Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS [|] July 31, 2001


      NUMBER OF
       SHARES                                                       VALUE
--------------------------------------------------------------------------------
                       COMMON STOCKS (83.7%)
                       Aerospace & Defense (3.5%)
   96,150              Alliant Techsystems, Inc.* .......   $  9,538,080
  466,000              DRS Technologies Inc.* ...........      9,459,800
                                                            ------------
                                                              18,997,880
                                                            ------------
                       Alternative Power
                         Generation (1.7%)
  585,000              Covanta Energy Corp.* ............      9,558,900
                                                            ------------
                       Apparel/Footwear Retail (1.6%)
  260,300              Men's Wearhouse, Inc. (The)*......      6,299,260
  108,300              Ross Stores, Inc. ................      2,547,216
                                                            ------------
                                                               8,846,476
                                                            ------------
                       Auto Parts: O.E.M. (0.5%)
  120,000              American Axle &
                         Manufacturing Holdings,
                         Inc.* ..........................      2,522,400
                                                            ------------
                       Biotechnology (0.7%)
  398,200              Bio-Technology General
                         Corp.* .........................      3,918,288
                                                            ------------
                       Building Products (0.7%)
  161,900              AZZ Inc. .........................      4,015,120
                                                            ------------
                       Chemicals: Specialty (0.7%)
  102,100              PolyOne Corp. ....................      1,074,092
  113,000              TETRA Technologies, Inc.* ........      2,761,720
                                                            ------------
                                                               3,835,812
                                                            ------------
                       Containers/Packaging (2.7%)
  186,500              AptarGroup, Inc. .................      6,154,500
  102,100              Intertape Polymer Group Inc.
                         (Canada)* ......................      1,112,890
   90,400              Liqui-Box Corp. ..................      3,884,488
  182,700              Packaging Corp. of America*.......      3,608,325
                                                            ------------
                                                              14,760,203
                                                            ------------
                       Data Processing
                         Services (0.3%)
   57,200              Global Payments Inc. .............      1,847,560
                                                            ------------
                       Electric Utilities (1.0%)
  135,000              Hawaiian Electric Industries,
                         Inc. ...........................      5,285,250
                                                            ------------


      NUMBER OF
       SHARES                                                       VALUE
--------------------------------------------------------------------------------
                       Electrical Products (0.8%)
  227,600              Cable Design Technologies
                         Corp.* .........................   $  3,425,380
  100,000              MagneTek, Inc.* ..................      1,056,000
                                                            ------------
                                                               4,481,380
                                                            ------------
                       Electronic Equipment/
                         Instruments (2.2%)
  612,800              Paxar Corp.* .....................      8,334,080
  250,000              Sensormatic Electronics
                         Corp.* .........................      3,682,500
                                                            ------------
                                                              12,016,580
                                                            ------------
                       Electronic Production
                         Equipment (0.6%)
  218,500              Axcelis Technologies, Inc.* ......      3,096,145
                                                            ------------
                       Electronics/Appliances (0.5%)
  533,700              Lo-Jack Corp.* ...................      3,047,427
                                                            ------------
                       Environmental Services (0.3%)
  200,000              Newpark Resources, Inc.* .........      1,776,000
                                                            ------------
                       Finance/Rental/Leasing (2.6%)
  220,000              IndyMac Bancorp, Inc.* ...........      5,717,800
  276,700              United Rentals, Inc.* ............      6,472,013
  166,500              Willis Lease Finance Corp.* ......      1,773,225
                                                            ------------
                                                              13,963,038
                                                            ------------

                       Financial Publishing/
                         Services (0.1%)
   36,800              SmartServ Online, Inc. * .........        318,320
                                                            ------------
                       Food Distributors (1.0%)
  460,000              Spartan Stores, Inc.* ............      5,561,400
                                                            ------------
                       Food: Specialty/
                         Candy (2.3%)
   81,300              American Italian Pasta Co.
                         (Class A)* .....................      3,841,425
  208,100              J & J Snack Foods Corp.* .........      4,886,188
  222,400              Riviana Foods, Inc. ..............      3,780,800
                                                            ------------
                                                              12,508,413
                                                            ------------
                       Gas Distributors (3.4%)
  325,000              AGL Resources, Inc. ..............      7,800,000
  387,700              WGL Holdings Inc. ................     10,789,691
                                                            ------------
                                                              18,589,691
                                                            ------------

                       See Notes to Financial Statements

MORGAN STANLEY SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS [|] July 31, 2001 continued


      NUMBER OF
       SHARES                                                         VALUE
--------------------------------------------------------------------------------
                       Industrial Machinery (1.1%)
  204,200              CIRCOR International, Inc. .........   $  3,399,930
  136,000              Denison International PLC
                       (ADR) (United Kingdom)* ............      2,380,000
                                                              ------------
                                                                 5,779,930
                                                              ------------
                       Insurance Brokers/
                         Services (0.8%)
  121,000              CorVel Corp.* ......................      4,507,250
                                                              ------------
                       Internet Retail (1.4%)
  404,700              1-800-Flowers.com, Inc. * ..........      4,856,400
  452,000              dElia*s Corp. (Class A)* ...........      2,983,200
                                                              ------------
                                                                 7,839,600
                                                              ------------
                       Internet Software/Services (2.3%)
  365,100              Braun Consulting, Inc.* ............      2,789,364
  500,000              KPMG Consulting, Inc.* .............      6,980,000
  319,300              Packeteer, Inc.* ...................      2,873,700
                                                              ------------
                                                                12,643,064
                                                              ------------
                       Life/Health Insurance (2.7%)
  170,900              Annuity and Life Re (Holdings),
                         Ltd. (Bermuda) ...................      5,996,881
  227,300              Reinsurance Group of
                         America, Inc. ....................      8,882,884
                                                              ------------
                                                                14,879,765
                                                              ------------
                       Marine Shipping (0.4%)
  131,400              UTI Worldwide Inc. .................      2,102,400
                                                              ------------
                       Medical Specialties (3.0%)
   32,700              DENTSPLY International Inc. ........      1,448,610
  526,900              Orthofix International N.V.* .......     14,173,610
   38,200              Sybron Dental Specialties,
                         Inc.* ............................        764,000
                                                              ------------
                                                                16,386,220
                                                              ------------
                       Medical/Nursing
                         Services (0.9%)
  200,000              Apria Healthcare Group, Inc.*.......      4,750,000
                                                              ------------
                       Miscellaneous Commercial
                         Services (3.0%)
  392,400              GP Strategies Corp.* ...............      1,746,180
  171,800              MAXIMUS, Inc.* .....................      7,617,612
  205,000              Navigant International, Inc.* ......      3,536,250
  249,200              Wackenhut Corrections
                         Corp.* ...........................      3,257,044
                                                              ------------
                                                                16,157,086
                                                              ------------
      NUMBER OF
       SHARES                                                         VALUE
--------------------------------------------------------------------------------
                       Miscellaneous Manufacturing (3.0%)
  129,400              Ametek, Inc. .......................   $  4,046,338
  240,200              Osmonics, Inc.* ....................      3,454,076
  216,300              Valmont Industries, Inc. ...........      3,657,633
  189,400              Varian, Inc.* ......................      5,450,932
                                                              ------------
                                                                16,608,979
                                                              ------------
                       Oil & Gas Production (4.4%)
  212,700              Forest Oil Corp.* ..................      5,742,900
  498,800              Hurricane Hydrocarbons Ltd.
                         (Class A) (Canada)* ..............      3,302,056
  260,800              St. Mary Land & Exploration
                         Co. ..............................      5,594,160
  210,000              Stone Energy Corp.* ................      9,565,500
                                                              ------------
                                                                24,204,616
                                                              ------------
                       Other Consumer Services (2.1%)
  251,800              Ambassadors
                         International, Inc.* .............      5,917,300
  204,000              Chemed Corp. .......................      5,544,720
                                                              ------------
                                                                11,462,020
                                                              ------------

                       Packaged Software (0.4%)
   79,800              HPL Technologies, Inc.* ............      1,065,330
  102,100              Inet Technologies, Inc.* ...........        942,383
                                                              ------------
                                                                 2,007,713
                                                              ------------
                       Personnel Services (0.7%)
  351,500              HotJobs.com, Ltd.* .................      3,778,625
                                                              ------------
                       Pharmaceuticals:
                         Generic Drugs (0.5%)
  100,000              Alpharma Inc. (Class A) ............      2,821,000
                                                              ------------
                       Precious Metals (0.4%)
  232,900              Apex Silver Mines Ltd.* ............      2,242,827
                                                              ------------
                       Property - Casualty
                       Insurers (3.3%)
  246,800              RenaissanceRe Holdings, Ltd.
                         (Bermuda) ........................     17,868,320
                                                              ------------
                       Pulp & Paper (0.2%)
   70,000              Wausau-Mosinee Paper Corp...........        909,300
                                                              ------------
                       Real Estate Development (1.7%)
  276,800              LNR Property Corp. .................      9,342,000
                                                              ------------

                       See Notes to Financial Statements

MORGAN STANLEY SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS [|] July 31, 2001 continued


      NUMBER OF
       SHARES                                                         VALUE
--------------------------------------------------------------------------------
                       Real Estate Investment
                         Trusts (5.1%)
  114,700              Alexandria Real Estate
                         Equities, Inc. ...................   $  4,507,710
  332,400              Mid-Atlantic Realty Trust ..........      4,487,400
  228,800              National Golf Properties, Inc.......      5,525,520
  403,800              Parkway Properties, Inc. ...........     13,446,540
                                                              ------------
                                                                27,967,170
                                                              ------------
                       Regional Banks (3.3%)
  285,000              Commerce Bancshares, Inc. ..........     11,040,900
  183,200              Independent Bank Corp. .............      4,763,200
   61,540              Texas Regional Bancshares,
                         Inc. (Class A) ...................      2,340,982
                                                              ------------
                                                                18,145,082
                                                              ------------
                       Restaurants (2.1%)
  395,600              IHOP Corp.* ........................     11,195,480
                                                              ------------
                       Savings Banks (1.2%)
  283,200              First Niagara Financial
                         Group, Inc. ......................      4,602,000
   60,400              IBERIABANK Corp. ...................      1,812,000
                                                              ------------
                                                                 6,414,000
                                                              ------------
                       Semiconductors (2.4%)
  200,000              Agere Systems, Inc.
                         (Class A)* .......................      1,106,000
  205,900              ESS Technology, Inc.* ..............      2,864,069
  178,000              Exar Corp.* ........................      4,280,900
  234,800              Integrated Silicon
                         Solution, Inc.* ..................      3,169,800
   41,700              Intersil Holding Corp.
                         (Class A)* .......................      1,446,990
                                                              ------------
                                                                12,867,759
                                                              ------------
                       Specialty Insurance (0.6%)
  209,300              CNA Surety Corp. ...................      3,009,734
                                                              ------------
                       Specialty Telecommunications (1.5%)
  261,500              Asia Satellite
                         Telecommunications
                         Holdings Ltd. (ADR)
                         (Hong Kong) ......................      4,884,820
  235,000              Clarent Corp.* .....................      1,656,750
  145,500              Lightbridge, Inc.* .................      1,571,400
                                                              ------------
                                                                 8,112,970
                                                              ------------


      NUMBER OF
       SHARES                                                         VALUE
--------------------------------------------------------------------------------
                       Steel (2.0%)
  198,700              Quanex Corp. .......................   $  5,434,445
  225,000              Reliance Steel & Aluminum Co........      5,602,500
                                                              ------------
                                                                11,036,945
                                                              ------------
                       Telecommunication
                         Equipment (0.3%)
  200,000              Peco II, Inc. * ....................      1,698,000
                                                              ------------
                       Trucks/Construction/Farm
                         Machinery (2.7%)
  426,600              Stewart & Stevenson
                         Services, Inc. ...................     12,678,552
   99,300              Terex Corp.* .......................      2,168,712
                                                              ------------
                                                                14,847,264
                                                              ------------
                       Water Utilities (1.0%)
  163,600              American States Water Co. ..........      5,608,208
                                                              ------------
                       Wholesale Distributors (2.0%)
  408,300              School Specialty, Inc.* ............     10,942,440
                                                              ------------
                       Total Common Stocks
                       (Cost $380,506,085).................    457,082,050
                                                              ------------



 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
              Corporate Bonds (0.5%)
              Major Telecommunications
$   3,600     Alaska Communications
                Systems 9.375% due
                05/15/09
                (Cost $2,982,000).........................       2,988,000
                                                              ------------
              Convertible Bonds (0.9%)
              Apparel/Footwear Retail (0.2%)
    1,200     Charming Shoppes, Inc.
              7.50% due 07/15/06 ........................        1,211,700
                                                              ------------
              Computer Communications (0.7%)
    6,500     Redback Networks, Inc.
              5.00% due 04/01/07 ........................        3,743,545
                                                              ------------
              Total Convertible Bonds
              (Cost $5,375,263)..........................        4,955,245
                                                              ------------

                       See Notes to Financial Statements

MORGAN STANLEY SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS [|] July 31, 2001 continued


  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                             VALUE
----------------------------------------------------------------------
               Short-Term Investments (15.5%)
               U.S. Government Agency (a) (5.1%)
$  28,000      Federal Home Loan Mortgage
               Corp.
                3.66% due 08/08/01
               (Cost $27,980,073)................   $ 27,980,073
                                                    ------------
               Repurchase Agreements (10.4%)
   56,294      Joint repurchase agreement
               account 3.887% due
               8/01/01 (dated 07/31/01;
               proceeds $56,300,078) (b)
               (Cost $56,294,000)................     56,294,000
      183      The Bank of New York
               3.375% due 08/01/01
               (dated 07/31/01;
               proceeds $182,842) (c)
               (Cost $182,825)...................        182,825
                                                    ------------
               Total Repurchase Agreements
               (Cost $56,476,825)................     56,476,825
                                                    ------------
               Total Short-Term Investments
               (Cost $84,456,898)................     84,456,898
                                                    ------------

Total Investments
(Cost $473,320,246) (d)...........   100.6%          549,482,193
Liabilities in Excess of Other
Assets ...........................    (0.6)           (3,502,335)
                                     -----           -----------
Net Assets .......................   100.0%         $545,979,858
                                     =====          ============

---------------------------
ADR   American Depository Receipt.

 *    Non-income producing security.

 (a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

 (b)  Collateralized by federal agency and U.S.Treasury obligations.

 (c) Collateralized by $182,510 Federal National Mortgage Assoc. 7.0% due 08/01/31 valued at $186,482.

 (d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $82,907,483 and the aggregate gross unrealized depreciation is $6,745,536, resulting in net unrealized appreciation of $76,161,947.


                        See Notes to Financial Statements

MORGAN STANLEY SPECIAL VALUE FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2001



Assets:
Investments in securities, at value
 (cost $473,320,246) ..............................................     $549,482,193
Receivable for:
  Shares of beneficial interest sold ..............................        6,095,780
  Investments sold ................................................        3,345,490
  Dividends .......................................................        1,386,126
  Interest ........................................................          190,689
Deferred organizational expenses ..................................            8,771
Prepaid expenses and other assets .................................           75,418
                                                                        ------------
  Total Assets ....................................................      560,584,467
                                                                        ------------
Liabilities:
Payable for:
  Investments purchased ...........................................       13,410,612
  Distribution fee ................................................          406,839
  Shares of beneficial interest repurchased .......................          379,724
  Investment management fee .......................................          327,527
Accrued expenses and other payables ...............................           79,907
                                                                        ------------
  Total Liabilities ...............................................       14,604,609
                                                                        ------------
  Net Assets ......................................................     $545,979,858
                                                                        ============
Composition of Net Assets:
Paid-in-capital ...................................................      456,116,772
Net unrealized appreciation .......................................       76,161,947
Accumulated undistributed net investment income ...................          602,032
Accumulated undistributed net realized gain .......................       13,099,107
                                                                        ------------
  Net Assets ......................................................     $545,979,858
                                                                        ============
Class A Shares:
Net Assets ........................................................      $23,532,166
Shares Outstanding (unlimited authorized, $.01 par value) .........        1,502,053
  Net Asset Value Per Share .......................................           $15.67
                                                                              ======
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) .................           $16.54
                        ====                                                  ======
Class B Shares:
Net Assets ........................................................     $474,538,197
Shares Outstanding (unlimited authorized, $.01 par value) .........       31,267,579
  Net Asset Value Per Share .......................................           $15.18
                                                                              ======
Class C Shares:
Net Assets ........................................................      $21,280,056
Shares Outstanding (unlimited authorized, $.01 par value) .........        1,400,062
  Net Asset Value Per Share .......................................           $15.20
                                                                              ======
Class D Shares:
Net Assets ........................................................      $26,629,439
Shares Outstanding (unlimited authorized, $.01 par value) .........        1,684,009
  Net Asset Value Per Share .......................................           $15.81
                                                                              ======

                        See Notes to Financial Statements

MORGAN STANLEY SPECIAL VALUE FUND
FINANCIAL STATEMENTS continued

STATEMENT OF OPERATIONS
For the year ended July 31, 2001


Net Investment Income:
Income
Dividends (net of $195,033 foreign withholding tax) .........    $ 4,113,453
Interest ....................................................      2,025,235
                                                                 -----------
  Total Income ..............................................      6,138,688
                                                                 -----------
Expenses
Distribution fee (Class A shares) ...........................         26,590
Distribution fee (Class B shares) ...........................      2,730,049
Distribution fee (Class C shares) ...........................         94,309
Investment management fee ...................................      2,247,876
Transfer agent fees and expenses ............................        291,955
Registration fees ...........................................         93,055
Shareholder reports and notices .............................         57,681
Professional fees ...........................................         51,647
Organizational expenses .....................................         35,797
Custodian fees ..............................................         30,171
Trustees' fees and expenses .................................         11,980
Other .......................................................          5,997
                                                                 -----------
  Total Expenses ............................................      5,677,107
                                                                 -----------
  Net Investment Income .....................................        461,581
                                                                 -----------
Net Realized and Unrealized Gain:
Net realized gain ...........................................     19,528,600
Net change in unrealized appreciation .......................     61,286,417
                                                                 -----------
  Net Gain ..................................................     80,815,017
                                                                 -----------
Net Increase ................................................    $81,276,598
                                                                 ===========



                        See Notes to Financial Statements

MORGAN STANLEY SPECIAL VALUE FUND
FINANCIAL STATEMENTS continued


STATEMENT OF CHANGES IN NET ASSETS


                                                                                 FOR THE YEAR      FOR THE YEAR
                                                                                    ENDED              ENDED
                                                                                JULY 31, 2001      JULY 31, 2000
                                                                               ---------------   ----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income ......................................................    $    461,581       $     30,080
Net realized gain (loss) ...................................................      19,528,600         (4,983,260)
Net change in unrealized appreciation ......................................      61,286,417         17,020,664
                                                                                ------------       ------------
  Net Increase .............................................................      81,276,598         12,067,484
                                                                                ------------       ------------
Distributions to Shareholders from Net Realized Gain:
Class A shares .............................................................               -             (3,427)
Class B shares .............................................................               -           (110,185)
Class C shares .............................................................               -             (2,468)
Class D shares .............................................................               -             (1,412)
                                                                                ------------       ------------
  Total Distributions ......................................................               -           (117,492)
                                                                                ------------       ------------
Net increase (decrease) from transactions in shares of beneficial interest .     248,371,716        (78,453,260)
                                                                                ------------       ------------
  Net Increase (Decrease) ..................................................     329,648,314        (66,503,268)
Net Assets:
Beginning of period ........................................................     216,331,544        282,834,812
                                                                                ------------       ------------
  End of Period
  (Including accumulated undistributed net investment income of $602,032 and
  $148,748, respectively) ..................................................    $545,979,858       $216,331,544
                                                                                ============       ============

                        See Notes to Financial Statements

MORGAN STANLEY SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS [|] July 31, 2001


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Special Value Fund (the "Fund"), formerly Morgan Stanley Dean Witter Special Value Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in domestic equity securities of small capitalization companies. The Fund was organized as a Massachusetts business trust on June 21, 1996 and commenced operations on October 29, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:
A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review

MORGAN STANLEY SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS [|] July 31, 2001 continued

of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or Federal Agency obligations.

D. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

MORGAN STANLEY SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS [|] July 31, 2001 continued

G. ORGANIZATIONAL EXPENSES - The Investment Manager paid the organizational expenses of the Fund in the amount of $179,229 which was reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million and 0.725% to the portion of daily net assets exceeding $500 million.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $17,218,000 at
July 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.98%, respectively.

MORGAN STANLEY SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS [|] July 31, 2001 continued

The Distributor has informed the Fund that for the year ended July 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $397,000 and $3,000, respectively and received $98,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2001 aggregated $415,361,982 and $231,152,489, respectively.

For the year ended July 31, 2001, the Fund incurred brokerage commissions of $62,240 with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the year ended July 31, 2001, the Fund incurred brokerage commissions of $1,575 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.


5. FEDERAL INCOME TAX STATUS

As of July 31, 2001, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to tax adjustments on real estate investment trusts sold by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $77,712, undistributed net investment income was charged $8,297 and undistributed net realized loss was credited $86,009.

MORGAN STANLEY SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS [|] July 31, 2001 continued


6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                         FOR THE YEAR                          FOR THE YEAR
                                                            ENDED                                 ENDED
                                                        JULY 31, 2001                         JULY 31, 2000
                                              ----------------------------------   ------------------------------------
                                                   SHARES            AMOUNT             SHARES              AMOUNT
                                              ---------------   ----------------   ----------------   -----------------
CLASS A SHARES
Sold ......................................       4,155,748      $  60,045,304           743,193      $   7,984,430
Reinvestment of distributions .............               -                  -               308              3,364
Redeemed ..................................      (3,256,187)       (46,389,687)         (755,160)        (8,073,321)
                                                 ----------      -------------       -----------      -------------
Net increase (decrease) - Class A .........         899,561         13,655,617           (11,659)           (85,527)
                                                 ----------      -------------       -----------      -------------
CLASS B SHARES
Sold ......................................      24,267,929        338,706,322         3,426,579         37,060,879
Reinvestment of distributions .............               -                  -             9,555            102,041
Redeemed ..................................     (10,593,676)      (140,916,923)      (11,049,325)      (115,616,179)
                                                -----------      -------------       -----------      -------------
Net increase (decrease) - Class B .........      13,674,253        197,789,399        (7,613,191)       (78,453,259)
                                                -----------      -------------       -----------      -------------
CLASS C SHARES
Sold ......................................       1,277,494         17,933,565           194,982          2,045,906
Reinvestment of distributions .............               -                  -               221              2,365
Redeemed ..................................        (303,178)        (4,242,021)         (232,333)        (2,430,797)
                                                -----------      -------------       -----------      -------------
Net increase (decrease) - Class C .........         974,316         13,691,544           (37,130)          (382,526)
                                                -----------      -------------       -----------      -------------
CLASS D SHARES
Sold ......................................       1,617,612         24,559,018           992,507         10,550,632
Reinvestment of distributions .............               -                  -                22                244
Redeemed ..................................         (91,555)        (1,323,862)         (950,517)       (10,082,824)
                                                -----------      -------------       -----------      -------------
Net increase - Class D ....................       1,526,057         23,235,156            42,012            468,052
                                                -----------      -------------       -----------      -------------
Net increase (decrease) in Fund ...........      17,074,187      $ 248,371,716        (7,619,968)     $ (78,453,260)
                                                 ==========      =============        ==========      =============

MORGAN STANLEY SPECIAL VALUE FUND
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                                                                   FOR THE PERIOD
                                                                     FOR THE YEAR ENDED JULY 31                    JULY 28, 1997*
                                                   --------------------------------------------------------------     THROUGH
                                                         2001             2000             1999           1998     JULY 31, 1997
                                                   ---------------- ---------------- ---------------- ----------- ---------------
Class A Shares#
Selected Per Share Data:
Net asset value, beginning of period .............      $11.79           $10.89           $11.68        $12.21         $12.10
                                                        ------           ------           ------        ------         ------
Income from investment operations:
 Net investment income ...........................        0.13             0.08             0.06          0.03              -
 Net realized and unrealized gain ................        3.75             0.83             0.38          0.32           0.11
                                                        ------           ------           ------        ------         ------
Total income from investment operations ..........        3.88             0.91             0.44          0.35           0.11
                                                        ------           ------           ------        ------         ------
Less distributions from net realized gain ........           -            (0.01)           (1.23)         (0.88)            -
                                                        ------           ------           ------        -------        ------
Net asset value, end of period ...................      $15.67           $11.79           $10.89        $11.68         $12.21
                                                        ======           ======           ======        ======         ======
Total Return+ ....................................       32.91%            8.32%            4.94%          2.79%         0.91%(1)
Ratios to Average Net Assets:
Expenses .........................................        1.18%(3)         1.23%(3)         1.22%(3)       1.20%         1.20%(2)
Net investment income ............................        0.87%(3)         0.75%(3)         0.59%(3)       0.25%         2.27%(2)
Supplemental Data:
Net assets, end of period, in thousands ..........     $23,532           $7,105           $6,689         $7,265           $10
Portfolio turnover rate ..........................          85%              69%              74%           123%           57%(1)

-----------
*    The date shares were first issued.
# The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

MORGAN STANLEY SPECIAL VALUE FUND
FINANCIAL HIGHLIGHTS continued


                                                                             FOR THE YEAR ENDED JULY 31
                                                        ----------------------------------------------------------------------
                                                             2001              2000               1999              1998
                                                        ---------------- ------------------ ------------------ ---------------

Class B Shares#
Selected Per Share Data:
Net asset value, beginning of period ............           $11.51            $10.71             $11.59           $12.21
                                                            ------            ------             ------           ------
Income (loss) from investment operations:
 Net investment income (loss) ...................             0.01                 -              (0.02)           (0.05)
 Net realized and unrealized gain ...............             3.66              0.81               0.37             0.31
                                                            ------            ------             ------           ------
Total income from investment operations .........             3.67              0.81               0.35             0.26
                                                            ------            ------             ------           ------
Less dividends and distributions from:
 Net investment income ..........................                -                -                  -                -
 Net realized gain ..............................                -             (0.01)             (1.23)           (0.88)
                                                            ------            ------             ------           ------
Total dividends and distributions ...............                -             (0.01)             (1.23)           (0.88)
                                                            ------            ------             ------           ------
Net asset value, end of period ..................           $15.18            $11.51             $10.71           $11.59
                                                            ======            ======             ======           ======
Total Return+ ...................................            31.89%             7.53 %             4.14 %           2.02 %
Ratios to Average Net Assets:
Expenses ........................................             1.94%(3)          2.00 %(3)          1.99 %(3)        1.94 %
Net investment income (loss) ....................             0.11%(3)         (0.02)%(3)         (0.18)%(3)       (0.36)%
Supplemental Data:
Net assets, end of period, in thousands .........         $474,538          $202,446           $269,916         $372,933
Portfolio turnover rate .........................               85 %              69 %               74 %            123 %



                                                    FOR THE PERIOD
                                                   OCTOBER 29, 1996*
                                                        THROUGH
                                                    JULY 31, 1997**
                                                  ------------------
Class B Shares#
Selected Per Share Data:
Net asset value, beginning of period ............        $10.00
                                                         ------
Income (loss) from investment operations:
 Net investment income (loss) ...................             -
 Net realized and unrealized gain ...............          2.24
                                                         ------
Total income from investment operations .........          2.24
                                                         ------
Less dividends and distributions from:
 Net investment income ..........................         (0.01)
 Net realized gain ..............................         (0.02)
                                                         ------
Total dividends and distributions ...............         (0.03)
                                                         ------
Net asset value, end of period ..................        $12.21
                                                         ======
Total Return+ ...................................         22.41 %(1)
Ratios to Average Net Assets:
Expenses ........................................          2.01 %(2)
Net investment income (loss) ....................         (0.03)%(2)
Supplemental Data:
Net assets, end of period, in thousands .........      $280,288
Portfolio turnover rate .........................            57 %(1)

------------
*      Commencement of operations.
**    Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
|P^The per share amounts were computed using an average number of shares outstanding during the period.
\^ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

MORGAN STANLEY SPECIAL VALUE FUND
FINANCIAL HIGHLIGHTS continued


                                                                       FOR THE YEAR ENDED JULY 31
                                                    ----------------------------------------------------------------
                                                          2001             2000              1999            1998
                                                    ---------------- ---------------- ------------------ -----------
Class C Shares#
Selected Per Share Data:
Net asset value, beginning of period ..............      $11.52          $10.72             $11.59          $12.21
                                                         ------          ------             ------          ------
Income (loss) from investment operations:
 Net investment income (loss) .....................        0.03               -              (0.01)          (0.06)
 Net realized and unrealized gain .................        3.65            0.81               0.37            0.32
                                                         ------          ------             ------          ------
Total income from investment operations ...........        3.68            0.81               0.36            0.26
                                                         ------          ------             ------          ------
Less distributions from net realized gain .........           -           (0.01)             (1.23)          (0.88)
                                                         ------          ------             ------          ------
Net asset value, end of period ....................      $15.20          $11.52             $10.72          $11.59
                                                         ======          ======             ======          ======
Total Return+ .....................................       31.94%           7.5 %              4.24 %          2.02 %
Ratios to Average Net Assets:
Expenses ..........................................        1.92%(3)        1.98%(3)           1.88 %(3)        1.95 %
Net investment income (loss) ......................        0.13%(3)        0.00%(3)          (0.07)%(3)      (0.50)%
Supplemental Data:
Net assets, end of period, in thousands ...........     $21,280          $4,905             $4,962          $4,728
Portfolio turnover rate ...........................          85%             69%                74 %           123 %



                                                     FOR THE PERIOD
                                                     JULY 28, 1997*
                                                        THROUGH
                                                     JULY 31, 1997
                                                    ---------------
Class C Shares#
Selected Per Share Data:
Net asset value, beginning of period ..............      $12.10
                                                         ------
Income (loss) from investment operations:
 Net investment income (loss) .....................           -
 Net realized and unrealized gain .................        0.11
                                                         ------
Total income from investment operations ...........        0.11
                                                         ------
Less distributions from net realized gain .........           -
                                                         ------
Net asset value, end of period ....................      $12.21
                                                         ======
Total Return+ .....................................        0.91%(1)
Ratios to Average Net Assets:
Expenses ..........................................        1.94%(2)
Net investment income (loss) ......................        1.49%(2)
Supplemental Data:
Net assets, end of period, in thousands ...........         $11
Portfolio turnover rate ...........................          57%(1)

------------
*    The date shares were first issued.
# The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

MORGAN STANLEY SPECIAL VALUE FUND
FINANCIAL HIGHLIGHTS continued


                                                                      FOR THE YEAR ENDED JULY 31
                                                    --------------------------------------------------------------
                                                          2001             2000             1999           1998
                                                    ---------------- ---------------- ---------------- -----------
Class D Shares#
Selected Per Share Data:
Net asset value, beginning of period ..............     $11.87            $10.94           $11.71         $12.21
                                                        ------            ------           ------         ------
Income from investment operations:
 Net investment income ............................       0.23              0.09             0.09           0.06
 Net realized and unrealized gain .................       3.71              0.85             0.37           0.32
                                                        ------            ------           ------         ------
Total income from investment operations ...........       3.94              0.94             0.46           0.38
                                                        ------            ------           ------         ------
Less distributions from net realized gain .........          -             (0.01)           (1.23)         (0.88)
                                                        ------            ------           ------         ------
Net asset value, end of period ....................     $15.81            $11.87           $10.94         $11.71
                                                        ======            ======           ======         ======
Total Return+ .....................................      33.28%             8.56%            5.11%          3.04%
Ratios to Average Net Assets:
Expenses ..........................................       0.94%(3)          1.00%(3)         0.99%(3)       0.94%
Net investment income .............................       1.11%(3)          0.98%(3)         0.82%(3)       0.50%
Supplemental Data:
Net assets, end of period, in thousands ...........    $26,629            $1,875           $1,268         $1,448
Portfolio turnover rate ...........................         85%               69%              74%           123%



                                                     FOR THE PERIOD
                                                     JULY 28, 1997*
                                                        THROUGH
                                                     JULY 31, 1997
                                                    ---------------
Class D Shares#
Selected Per Share Data:
Net asset value, beginning of period ..............     $12.10
                                                        ------
Income from investment operations:
 Net investment income ............................          -
 Net realized and unrealized gain .................       0.11
                                                        ------
Total income from investment operations ...........       0.11
                                                        ------
Less distributions from net realized gain .........          -
                                                        ------
Net asset value, end of period ....................     $12.21
                                                        ======
Total Return+ .....................................       0.91%(1)
Ratios to Average Net Assets:
Expenses ..........................................       0.94%(2)
Net investment income .............................       2.53%(2)
Supplemental Data:
Net assets, end of period, in thousands ...........        $10
Portfolio turnover rate ...........................         57%(1)

------------
*   The date shares were first issued.
# The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

MORGAN STANLEY SPECIAL VALUE FUND
INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Morgan Stanley Special Value Fund:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Special Value Fund (the "Fund"), formerly Morgan Stanley Dean Witter Special Value Fund, including the portfolio of investments, as of July 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Special Value Fund as of July 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
New York, New York
September 10, 2001

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

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J.Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Peter Dannenbaum
Vice President

Alexander Denner
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, NY 10020


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distribution Inc., member NASD.





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MORGAN STANLEY
SPECIAL VALUE FUND



Annual Report
July 31, 2001